Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes
Summary of current and deferred components of income tax expense

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current income tax	2,697	1,665	686
Deferred income tax	(2,142)	8,042	(22,294)
Income tax expense / (benefit)	555	9,707	(21,608)

Summary of profit/(loss) before tax

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Chinese mainland	287,935	294,733	471,047
Non-Chinese mainland	(123,695)	65,857	72,402
Profit/(loss) before tax	164,240	360,590	543,449

Summary of reconciliation between the income tax (benefit)/expense computed by applying the EIT tax rate to (loss)/profit before income tax and income tax expense/(benefit)

	For the Year ended December 31,
	2023	2024
	RMB	RMB
Profit before income tax	164,240	360,590
Tax benefit at EIT tax rate of 25%(1)	41,044	90,148
Expenses not deductible for tax purposes	108	634
Research and development super deduction	(55,169)	(42,866)
Effect of different tax rates of subsidiaries operating in other jurisdictions	5,653	(17,080)
Effect of PRC preferential tax rates	25,534	13,091
Changes in valuation allowance	(16,615)	(34,220)
Income tax expense	555	9,707

	For the Year ended December 31,
	2025	Percent
	RMB	%
Profit before income tax	543,449
Tax benefit at EIT tax rate of 25%(1)	135,862	25%
Foreign tax effects
Cayman Islands
Statutory tax rate difference between PRC and other jurisdictions	(24,790)	(4.6)%
Other foreign jurisdictions	6,703	1.2%
Effect of cross-border tax laws	582	0.1%
Tax credits
Research and development super deduction	(43,304)	(8.0)%
Nontaxable or nondeductible Items	361	0.1%
Changes in valuation allowance	(69,821)	(12.8)%
Other adjustments
Effect of PRC preferential tax rates	(27,201)	(5.0)%
Income tax benefit	(21,608)	(4.0)%
(1)

The Group’s major operations during the years ended December 31, 2023, 2024 and 2025 were conducted in PRC. Accordingly, the Group prepared its tax rate reconciliation starting with the PRC statutory tax rate during the years ended December 31, 2023, 2024 and 2025.

Summary of deferred tax assets and deferred tax liabilities

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets
Deductible advertising expenses exceeding the tax limit(2)	2,268	2,149
Accrued expenses	55,012	57,089
Other deductible expenses exceeding the tax limit(2)	78	238
Provisions for the doubtful accounts	19,117	21,692
Operating loss carry forward and others	455,358	494,196
Less: valuation allowances	(358,569)	(295,482)
Total deferred tax assets	173,264	279,882

Deferred tax liabilities
Intangible assets	37,734	43,798
Contract assets	192,687	277,012
Total deferred tax liabilities	230,421	320,810

	As of December 31,
	2024	2025
	RMB	RMB
Classification in the consolidated balance sheets:
Deferred tax assets	27,028	2,870
Deferred tax liabilities	84,185	43,798
(2)

Deferred income tax assets are recognized for advertising expenses and other deductible expenses that exceeds the tax deduction limit in a particular tax year to the extent that the realization of the related tax benefits through future taxable income is probable. Advertising expenses carry-forwards are permanently available for use by the Group. Other deductible expenses (mainly charitable donations) carry forwards generally expire within 3 years.

Summary of valuation allowance

	As of December 31,
	2024	2025
	RMB	RMB
Balance at the beginning of the year	378,851	358,569
Additions	54,097	38,424
Reversals	(74,379)	(101,511)
Balance at end of the year	358,569	295,482